                      ANNUAL REPORT  |  December 31, 2000


                              The Strong

                              L I F E  S T A G E

                                          Series

                                       [PHOTO APPEARS HERE]


Strong Conservative Portfolio

Strong Moderate Portfolio

Strong Aggressive Portfolio


                                                 [LOGO APPEARS HERE] STRONG

                      ANNUAL REPORT  |  December 31, 2000


                              The Strong

                              L I F E   S T A G E

                                           Series


                               Table of Contents

Investment Reviews

        Strong Life Stage Portfolios.......................................   2

Financial Information

        Schedules of Investments in Securities

              Strong Life Stage Portfolios.................................   4

        Statements of Assets and Liabilities...............................   5

        Statements of Operations...........................................   6

        Statements of Changes in Net Assets................................   7

        Notes to Financial Statements......................................   9

Financial Highlights.......................................................  11

Report of Independent Accountants..........................................  12

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO]

Respect The Fed

The first year of the new millennium was one most investors are not likely to forget. Having grown accustomed to one of the most awesome bull markets in history, and after hearing expert after expert declare that things have fundamentally changed and the old rules of security analysis no longer apply, reality returned with a vengeance in 2000. Investors were rudely reminded how hard it is to make money and to hold onto an investment portfolio. Who could have foreseen the high-flying Nasdaq dropping over 38% for the year?

Many people believe that the Federal Reserve Board's efforts in raising interest rates in order to slow the growth of the economy was the major force behind last year's market correction. At present there is a debate raging over whether, and if so, when, the economy will respond to the Fed's aggressive 1/2% rate cut on January 3 and the pursuant cut of 1/2% on January 31. Optimists argue that Mr. Greenspan and his colleagues are prepared to do whatever it takes to reinvigorate the economy. Meanwhile, pessimists argue just as persuasively that the system will sputter in spite of the Fed's efforts to energize it.

At Strong, we believe the Federal Reserve's abrupt and stunning interest-rate cuts in January were part of a message that came across loud and clear. Understanding the Fed's intent, while not exactly like reading tea leaves, nonetheless requires a certain facility for reading between the lines. The Fed tends to speak indirectly and elliptically.

The Fed's actions, especially the interest-rate cut on January 3, coming as it did without warning and in the middle of the market day, are truly significant. Likewise two cuts of 1/2% each, rather than the more traditional 1/4% move, further testifies to the seriousness of the central bank's intent. Moreover, the text of the press releases that accompanied these reductions, in our opinion, clearly conveyed that more rate cuts are coming.

The Fed fully understands the entrepreneurial spirit of the American culture. We are a nation of people who make things happen. In our opinion, investors should believe the Fed will get our economy back on track. The stock market does not wait for everyone to have full confidence before it makes its move. Wise investors respect the Fed's power, anticipate its intent, and get back in the market ahead of time. Otherwise, they just might miss the boat.

If past is prologue, investors should benefit during the next two to three years. The key is to learn from the market's last speculative binge when so many people seemed to treat investing like a game. Real investing is serious business. It requires a long-term goal, a balanced portfolio of stocks and bonds, plenty of patience, and a recognition that time and the mathematical miracle of compounding are on your side.

Investing is not entertainment. It is a serious endeavor. Please treat it as such.

                                                                        /s/ Dick

Strong Life Stage Portfolios

The Portfolios' Approach

The Strong Conservative Portfolio seeks total return by investing primarily for income and secondarily for capital growth. The Strong Moderate Portfolio seeks total return by investing primarily for capital growth and secondarily for income. The Strong Aggressive Portfolio seeks capital growth. The Portfolios invest substantially all of their assets in a group of Strong Funds. The Portfolios have different allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward. These asset allocations provide you with three diversified, distinct options that can meet a wide variety of investment needs.

                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                           FROM 12-31-98 TO 12-31-00

                  The Strong Conservative       The Strong Moderate      The Strong Aggressive           S&P 500 Index*
                        Portfolio                   Portfolio                 Portfolio
Dec 98                  $10,000                     $10,000                   $10,000                       $10,000
Mar 99                  $10,410                     $10,540                   $10,720                       $10,498
Jun 99                  $10,773                     $10,890                   $11,340                       $11,238
Sep 99                  $10,659                     $10,660                   $11,020                       $10,536
Dec 99                  $12,027                     $12,664                   $13,777                       $12,104
Mar 00                  $12,656                     $13,639                   $15,114                       $12,382
Jun 00                  $12,446                     $13,220                   $14,409                       $12,053
Sep 00                  $12,754                     $13,566                   $14,809                       $11,936
Dec 00                  $12,107                     $12,443                   $13,052                       $11,002

     This graph, provided in accordance with SEC regulations, compares a $10,000 investment in each portfolio, made at its inception, with the performance of the S&P 500 Index ("S&P 500"). Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

Q:   How did the portfolios perform?

A: The Strong Advisor Common Stock Fund was a strong contributor to the portfolios' performance for the year. This was primarily due to its below-average exposure to the turbulent technology sector. Another contributor was the Strong Government Securities Fund, which contributed positively to performance, due to its focus on high-quality bonds that performed above average during the volatility of the year 2000.

Q: What market conditions, market events, and other factors impacted the portfolios' performance?

A: The stock market experienced its first extended correction in a decade. The Federal Reserve's interest-rate hikes in the first half of the year slowed the economy and hurt corporate profit growth. The S&P 500 Index* was -9.11% for the year, with technology and telecommunications issues being hit the hardest.

     After keeping interest rates low and liquidity high in the financial system as insurance against Y2K problems, the Federal Reserve withdrew that excess liquidity in the early months of 2000, resuming the interest-rate hikes that it began in June 1999. The Fed completed its tightening of monetary policy in May, but the cumulative effect of 12 months of such tightening, combined with higher energy prices, took its toll on the stock market and the economy. With the bursting of the Internet bubble, technology and telecommunications stocks bore the brunt of the correction, with both sectors falling 40%.

Q: What investment strategies and techniques impacted the portfolios' performance?

A: The Strong Advisor Common Stock Fund significantly outperformed the Russell 2000(R) Index,* thanks to its greater emphasis on value-oriented stocks and its underweighted position in technology stocks. In contrast, greater emphasis on growth and technology issues caused the Strong Blue Chip 100 Fund, the Strong Growth Fund, and the Strong Growth and Income Fund to underperform their indexes.

     In the bond markets, the Fed-induced slowing of economic growth and the U.S. Treasury's plans to buy back its debt continued to support prices in the Treasury sector. But lower-rated corporate securities came under pressure as prospects for the economy dimmed.

     In this environment, the Strong Government Securities Fund was the best performer among the portfolios' fixed-income funds, thanks to its focus on Treasury and government agency issues. Emphasis on corporate and mortgage-backed securities caused the Short-Term Bond Fund to underperform the Lehman Brothers 1-3 year Government/ Credit Bond Index.*

Q:   What is the future outlook?

A: Looking ahead, we expect the pace of economic growth to continue to slow, as the effects of the Fed's policy moves work through the economy with about a 12-month lag. The strong growth in corporate profits of the past few years should give way to relatively flat earnings year-over-year. The stock and credit markets have largely discounted this expected slowdown in profit growth.

     We expect the Fed to reverse course soon and to provide needed monetary stimulus. We also believe we will see fiscal stimulus in the form of tax cuts. At some point, we believe stocks and corporate bonds will recover as investors "look through the valley" toward a resumption of more vigorous growth.

     We thank you for your investment and for the confidence you've placed in us.

                                AVERAGE ANNUAL
                                 TOTAL RETURNS

                                As of 12-31-00

                            CONSERVATIVE PORTFOLIO
                            ----------------------

                             1-year            0.66%

                    Since Inception           10.03%
                          (12-31-98)

                              MODERATE PORTFOLIO
                              ------------------

                             1-year           -1.75%

                    Since Inception           11.55%
                          (12-31-98)

                             AGGRESSIVE PORTFOLIO
                             --------------------

                             1-year           -5.26%

                    Since Inception           14.24%
                          (12-31-98)


     Strong has contractually agreed to waive its administration fee and/or absorb expenses until January 1, 2001 to keep other expenses at no more than .25%.

* The S&P 500 is an unmanaged index generally representative of the U.S. Stock market. The Russell 2000(R)Index is an unmanaged index generally representative of the U.S. market for small capitalization stocks. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years. Source of the S&P index and the Russell index is Standard & Poor's Micropal. Source of the Lehman index is Bloomberg.

SCHEDULES OF INVESTMENTS IN SECURITIES                          December 31, 2000
---------------------------------------------------------------------------------
                         STRONG CONSERVATIVE PORTFOLIO

                                                       Shares or
                                                       Principal          Value
                                                         Amount          (Note 2)
---------------------------------------------------------------------------------
Investment Company Securities 94.9%
Strong Advantage Fund, Inc. - Investor Class            359,937       $ 3,559,779
Strong Advisor Common Stock Fund - Class Z               92,430         1,863,399
Strong Blue Chip 100 Fund - Investor Class              106,217         1,758,956
Strong Government Securities Fund, Inc. -
  Investor Class                                         84,192           891,590
Strong Growth and Income Fund - Investor Class           70,506         1,788,749
Strong Growth Fund - Investor Class                      65,510         1,772,057
Strong Short-Term Bond Fund, Inc. -
  Investor Class                                        568,629         5,345,114
---------------------------------------------------------------------------------
Total Investment Company Securities (Cost $17,390,844)                 16,979,644
---------------------------------------------------------------------------------

Short-Term Investments (a) 4.7%
Commercial Paper 3.0%
Interest Bearing, Due Upon Demand
Firstar Bank, N.A., 6.32%                              $540,300           540,300
Wisconsin Electric Power Company, 6.24%                     100               100
                                                                      -----------
                                                                          540,400

Money Market Funds 1.7%
Strong Heritage Money Fund - Institutional Class        300,000           300,000
---------------------------------------------------------------------------------
Total Short-Term Investments (Cost $840,400)                              840,400
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Investments In Securities (Cost $18,231,244) 99.6%               17,820,044
Other Assets and Liabilities, Net 0.4%                                     71,643
---------------------------------------------------------------------------------
Net Assets 100.0%                                                     $17,891,687
=================================================================================
                           STRONG MODERATE PORTFOLIO

                                                       Shares or
                                                       Principal          Value
                                                         Amount          (Note 2)
---------------------------------------------------------------------------------
Investment Company Securities 95.7%
Strong Advantage Fund, Inc. - Investor Class            525,585       $ 5,198,044
Strong Advisor Common Stock Fund - Class Z              404,832         8,161,415
Strong Blue Chip 100 Fund - Investor Class              464,941         7,699,429
Strong Government Securities Fund, Inc. -
  Investor Class                                        491,773         5,207,881
Strong Growth and Income Fund - Investor Class          308,672         7,831,023
Strong Growth Fund - Investor Class                     286,656         7,754,070
Strong Short-Term Bond Fund, Inc. -
  Investor Class                                        830,358         7,805,371
---------------------------------------------------------------------------------
Total Investment Company Securities (Cost $52,719,388)                 49,657,233
---------------------------------------------------------------------------------

Short-Term Investments (a) 4.0%
Commercial Paper 1.7%
Interest Bearing, Due Upon Demand
Firstar Bank, N.A., 6.32%                             $ 708,800           708,800
Sara Lee Corporation, 6.25%                             136,200           136,200
Wisconsin Electric Power Company, 6.24%                  66,300            66,300
                                                                      -----------
                                                                          911,300

Money Market Funds 2.3%
Strong Heritage Money Fund - Institutional Class      1,200,000         1,200,000
---------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,111,300)                          2,111,300
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Investments In Securities (Cost $54,830,688) 99.7%               51,768,533
Other Assets and Liabilities, Net 0.3%                                    146,358
---------------------------------------------------------------------------------
Net Assets 100.0%                                                     $51,914,891
=================================================================================
                          STRONG AGGRESSIVE PORTFOLIO

                                                       Shares or
                                                       Principal          Value
                                                         Amount          (Note 2)
---------------------------------------------------------------------------------
Investment Company Securities 95.2%

Strong Advisor Common Stock Fund - Class Z              261,617       $ 5,274,203
Strong Blue Chip 100 Fund - Investor Class              300,464         4,975,696
Strong Government Securities Fund, Inc. -
  Investor Class                                        238,351         2,524,142
Strong Growth and Income Fund - Investor Class          199,476         5,060,727
Strong Growth Fund - Investor Class                     185,251         5,011,049
Strong Short-Term Bond Fund, Inc. -
  Investor Class                                        134,152         1,261,029
---------------------------------------------------------------------------------
Total Investment Company Securities (Cost $27,300,034)                 24,106,846
---------------------------------------------------------------------------------

Short-Term Investments (a) 4.6%
Commercial Paper 2.3%
Interest Bearing, Due Upon Demand
Firstar Bank, N.A., 6.32%                              $560,700           560,700
Wisconsin Electric Power Company, 6.24%                  14,000            14,000
                                                                      -----------
                                                                          574,700

Money Market Funds 2.3%
Strong Heritage Money Fund - Institutional Class        600,000           600,000
---------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,174,700)                          1,174,700
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Investments In Securities (Cost $28,474,734) 99.8%               25,281,546
Other Assets and Liabilities, Net 0.2%                                     39,087
---------------------------------------------------------------------------------
Net Assets 100.0%                                                     $25,320,633
=================================================================================

LEGEND
--------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

Percentages are stated as a percent of net assets.

                      See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 2000

                                                                         Strong         Strong        Strong
                                                                      Conservative     Moderate     Aggressive
                                                                        Portfolio      Portfolio     Portfolio
                                                                      ------------   -----------   -----------
Assets:
  Investments in Securities, at Value (Note 2)
    (Cost of $18,231,244, $54,830,688 and $28,474,734, respectively)   $17,820,044   $51,768,533   $25,281,546
  Dividends and Interest Receivable                                         71,546       146,078        38,944
  Other Assets                                                                  97           280           143
                                                                      ------------   -----------   -----------
  Total Assets                                                          17,891,687    51,914,891    25,320,633

Liabilities                                                                     --            --            --
                                                                      ------------   -----------   -----------
Net Assets                                                             $17,891,687   $51,914,891   $25,320,633
                                                                      ============   ===========   ===========

Net Assets Consist of:
  Capital Stock (par value and paid-in capital)                        $17,992,147   $53,439,163   $27,505,146
  Undistributed Net Investment Income                                       10,363        14,764        10,124
  Undistributed Net Realized Gain                                          300,377     1,523,119       998,551
  Net Unrealized Depreciation                                             (411,200)   (3,062,155)   (3,193,188)
                                                                      ------------   -----------   -----------
  Net Assets                                                           $17,891,687   $51,914,891   $25,320,633
                                                                      ============   ===========   ===========
Capital Shares Outstanding (Unlimited Number Authorized)                 1,659,154     4,615,587     2,136,315

Net Asset Value Per Share                                              $     10.78   $     11.25   $     11.85
                                                                      ============   ===========   ===========

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended December 31, 2000

                                                                         Strong         Strong          Strong
                                                                      Conservative     Moderate       Aggressive
                                                                        Portfolio      Portfolio       Portfolio
                                                                      ------------    -----------    -----------
Income:
   Net Investment Income Received from Underlying Funds               $   562,702      $1,065,868    $   210,635
   Interest                                                                37,421         119,905         51,071
                                                                      -----------     -----------    -----------
   Total Income                                                           600,123       1,185,773        261,706

Expenses:
   Administrative Fees (Note 3)                                            37,780         112,871         50,319
   Custodian Fees                                                             140             502            212
   Professional Fees                                                        7,148           7,148          7,148
   Reports to Shareholders                                                  6,231          18,536         35,039
   Federal and State Registration Fees                                     20,415          25,454         24,544
   Other                                                                    3,033           3,398          3,333
                                                                      -----------     -----------    -----------
   Total Expenses before Waivers and Absorptions                           74,747         167,909        120,595
   Voluntary Expense Waivers and Absorptions by Strong                    (36,967)        (55,038)       (70,270)
                                                                      -----------     -----------    -----------
   Expenses, Net                                                           37,780         112,871         50,325
                                                                      -----------     -----------    -----------
Net Investment Income                                                     562,343       1,072,902        211,381

Realized and Unrealized Gain (Loss):
   Net Realized Gain (Loss) on:
     Sales of Underlying Funds                                            170,224         126,754       (120,419)
     Distributions of Capital Gains from Underlying Funds                 642,303       3,004,209      2,038,853
                                                                      -----------     -----------    -----------
     Net Realized Gain                                                    812,527       3,130,963      1,918,434
   Net Change in Unrealized Appreciation/Depreciation on Investments   (1,383,290)     (5,969,461)    (4,452,889)
                                                                      -----------     -----------    -----------
Net Loss on Investments                                                  (570,763)     (2,838,498)    (2,534,455)
                                                                      -----------     -----------    -----------
Net Decrease in Net Assets Resulting from Operations                  ($    8,420)    ($1,765,596)   ($2,323,074)
                                                                      ===========     ===========    ===========

                       See Notes to Financial Statements.
6

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Strong Conservative Portfolio    Strong Moderate Portfolio
                                                           -----------------------------   -----------------------------
                                                            Year Ended      Year Ended      Year Ended      Year Ended
                                                           Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 2000   Dec. 31, 1999
                                                           -------------   -------------   -------------   -------------
                                                                               (Note 1)                        (Note 1)
Operations:
   Net Investment Income                                    $    562,343    $   171,511    $   1,072,902   $     339,251
   Net Realized Gain                                             812,527        338,096        3,130,963         935,883
   Net Change in Unrealized Appreciation/Depreciation         (1,383,290)       972,090       (5,969,461)      2,907,306
                                                            ------------    -----------    -------------   -------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                              (8,420)     1,481,697       (1,765,596)      4,182,440
Distributions:
   From Net Investment Income                                   (554,981)      (168,510)      (1,061,501)       (335,888)
   From Net Realized Gains                                      (547,190)      (303,056)      (1,657,204)       (886,523)
                                                            ------------    -----------    -------------   -------------
   Total Distributions                                        (1,102,171)      (471,566)      (2,718,705)     (1,222,411)

Capital Share Transactions:
   Proceeds from Shares Sold                                  11,778,847     14,668,417       36,825,329      27,888,163
   Proceeds from Reinvestment of Distributions                 1,087,749        468,737        2,710,701       1,218,962
   Payments for Shares Redeemed                               (7,211,583)    (2,834,020)      (9,742,365)     (5,494,627)
                                                            ------------    -----------    -------------   -------------
   Net Increase in Net Assets from Capital Share
     Transactions                                              5,655,013     12,303,134       29,793,665      23,612,498
                                                            ------------    -----------    -------------   -------------
Total Increase in Net Assets                                   4,544,422     13,313,265       25,309,364      26,572,527
Net Assets:
   Beginning of Year                                          13,347,265         34,000       26,605,527          33,000
                                                            ------------    -----------    -------------   -------------
   End of Year                                               $17,891,687    $13,347,265    $  51,914,891   $  26,605,527
                                                            ============    ===========    =============   =============

Transactions in Shares of the Portfolio:
   Sold                                                        1,018,161      1,380,800        2,952,733       2,599,260
   Issued in Reinvestment of Distributions                        97,228         41,463          239,674         101,327
   Redeemed                                                     (620,763)      (261,135)        (778,428)       (502,279)
                                                            ------------    -----------    -------------   -------------
   Net Increase in Shares of the Portfolio                       494,626      1,161,128        2,413,979       2,198,308
                                                            ============    ===========    =============   =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                           Strong Aggressive Portfolio
                                                                         ------------------------------
                                                                          Year Ended        Year Ended
                                                                         Dec. 31, 2000    Dec. 31, 1999
                                                                         -------------    -------------
                                                                                             (Note 1)
Operations:
   Net Investment Income                                                 $    211,381     $     45,341
   Net Realized Gain                                                        1,918,434          391,635
   Net Change in Unrealized Appreciation/Depreciation                      (4,452,889)       1,259,701
                                                                         ------------     ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations         (2,323,074)       1,696,677

Distributions:
   From Net Investment Income                                                (202,414)         (44,184)
   From Net Realized Gains                                                   (903,996)        (407,522)
                                                                         ------------     ------------
   Total Distributions                                                     (1,106,410)        (451,706)

Capital Share Transactions:
   Proceeds from Shares Sold                                               24,866,969        9,597,123
   Proceeds from Reinvestment of Distributions                              1,098,509          448,740
   Payment for Shares Redeemed                                             (6,253,533)      (2,285,662)
                                                                         ------------     ------------
   Net Increase in Net Assets from Capital Share Transactions              19,711,945        7,760,201
                                                                         ------------     ------------
Total Increase in Net Assets                                               16,282,461        9,005,172

Net Assets:
   Beginning of Year                                                        9,038,172           33,000
                                                                         ------------     ------------
   End of Year                                                            $25,320,633       $9,038,172
                                                                         ============     ============
Transactions in Shares of the Portfolio:
   Sold                                                                     1,821,031          854,547
   Issued in Reinvestment of Distributions                                     92,454           34,492
   Redeemed                                                                  (467,956)        (201,553)
                                                                         ------------     ------------
   Net Increase in Shares of the Portfolio                                  1,445,529          687,486
                                                                         ============     ============

                       See Notes to Financial Statements.
8

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
December 31, 2000

1.   Organization

     The accompanying financial statements represent Strong Life Stage Series, Inc., an open-end series management investment company registered under the Investment Company Act of 1940, as amended. Strong Life Stage Series, Inc. includes the following diversified investment portfolios (the "Portfolios"), each with its own investment objectives and policies: Strong Conservative Portfolio, Strong Moderate Portfolio, and Strong Aggressive Portfolio. Each portfolio commenced operations on January 4, 1999.

     Each Portfolio invests substantially all its assets in a combination of the following underlying funds: Strong Advantage Fund - Investor Class, Strong Advisor Common Stock Fund - Class Z, Strong Blue Chip 100 Fund - Investor Class, Strong Government Securities Fund - Investor Class, Strong Growth and Income Fund - Investor Class, Strong Growth Fund - Investor Class, and Strong Short-Term Bond Fund - Investor Class.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

     (A) Security Valuation -- Each Portfolio's investment in the underlying funds is valued at the closing net asset value per share of each fund which is determined at the close of the New York Stock Exchange on the day of valuation. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates fair value.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Portfolios. Therefore, no federal income or excise tax provision is required.

          Strong Conservative Portfolio generally pays dividends from net investment income quarterly. Strong Moderate and Aggressive Portfolios generally pay dividends from net investment income annually. All Portfolios distribute substantially all net realized capital gains annually.

     (C) Realized Gains and Losses on Investment Transactions -- Investment security transactions are recorded as of the trade date. Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

     (E) Other -- Income and capital gain distributions from the underlying funds and distributions to Portfolio shareholders are recorded on the ex-dividend date. Distributions received from the underlying funds retain their tax characterization determined at the underlying fund level.

3.   Related Party Transactions

     Strong Capital Management, Inc. ("Strong"), with whom certain officers and directors of the Funds are affiliated, is the Portfolios' shareholder servicing agent and transfer and dividend-disbursing agent. Strong also serves as the underlying funds' investment advisor. The Portfolios do not pay management fees; however, Strong receives management fees from managing the underlying funds. Administrative Fees, which are established by the prospectus, are based on an annualized rate of 0.25% of the average daily net assets of the Portfolios. Certain expenses will be waived or absorbed by Strong if the Portfolio's operating expenses exceed 2% of the average daily net assets of the Portfolio. Strong may also voluntarily waive or absorb certain expenses for a Portfolio. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. Strong also allocates to each Portfolio certain charges or credits resulting from transfer agency banking activities based on each Portfolio's level of subscription and redemption activity. Charges allocated to the Portfolio by Strong are included in Other Expenses in the Portfolio's Statements of Operations. Credits allocated by Strong serve to reduce the shareholder servicing expenses incurred by the Portfolios and are reported as Fees Paid Indirectly by Strong in the Portfolio's Statements of Operations. Strong is also compensated for certain other services related to costs incurred for reports to shareholders.

--------------------------------------------------------------------------------
December 31, 2000

     Certain information regarding related party transactions, excluding the effects of waivers and absorptions, for the year ended December 31, 2000, is as follows:

                                                          Shareholder
                                    Receivable from   Servicing and Other                      Unaffiliated
                                       Advisor at           Expenses        Transfer Agency     Directors'
                                   December 31, 2000    Paid to Strong      Banking Charges        Fees
                                   -----------------  -------------------   ---------------    ------------
     Strong Conservative Portfolio        $7               $  37,798           $  1,629           $   823
     Strong Moderate Portfolio             1                 112,923              1,666             1,030
     Strong Aggressive Portfolio           2                  50,425              1,835               767

4.   Investment Transactions

     The aggregate purchases and sales of the underlying funds for the year ended December 31, 2000, were as follows:

                                          Purchases        Sales
                                         -----------     ----------
     Strong Conservative Portfolio       $10,634,263     $4,787,763
     Strong Moderate Portfolio            38,668,900      7,540,519
     Strong Aggressive Portfolio          23,140,058      2,608,792

5.   Income Tax Information

     At December 31, 2000, the investment cost, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                        Federal Tax     Unrealized     Unrealized         Net
                                            Cost       Appreciation   Depreciation    Depreciation
                                        ------------   ------------   ------------    ------------
     Strong Conservative Portfolio      $18,303,816     $136,254      $   620,026     $  483,772
     Strong Moderate Portfolio           55,043,008      540,459        3,814,934      3,274,475
     Strong Aggressive Portfolio         28,658,759      181,451        3,558,664      3,377,213

     During the year ended December 31, 2000, the Portfolios paid capital gains distributions (taxable as long-term gains at 20%) to shareholders as follows (unaudited): Strong Conservative Portfolio $66,784, Strong Moderate Portfolio $6,641 and Strong Aggressive Portfolio $4,528.

     For corporate shareholders in the Portfolios, the percentage of dividend income distributed for the year ended December 31, 2000, which is designated as qualifying for the dividends-received deduction are as follows (unaudited): Strong Conservative Portfolio 0.7%, Strong Moderate Portfolio 0.3% and Strong Aggressive Portfolio 0.1%.

6.   Recent Financial Reporting Pronouncement

     In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Portfolios presently intend to adopt the Guide's provisions for the year ending December 31, 2001, and do not expect the adoption of the new Guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STRONG CONSERVATIVE PORTFOLIO

                                                                       Year Ended
                                                                  ---------------------
                                                                  Dec. 31,     Dec. 31,
Selected Per-Share Data/(a)/                                        2000         1999
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $11.46       $10.00

Income From Investment Operations:
   Net Investment Income                                             0.41         0.28
   Net Realized and Unrealized Gains (Losses) on Investments        (0.32)        1.72
---------------------------------------------------------------------------------------
   Total from Investment Operations                                  0.09         2.00

Less Distributions:
   From Net Investment Income                                       (0.57)       (0.19)
   From Net Realized Gains                                          (0.20)       (0.35)
---------------------------------------------------------------------------------------
   Total Distributions                                              (0.77)       (0.54)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.78       $11.46
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and Supplemental Data
---------------------------------------------------------------------------------------
   Total Return                                                      +0.7%       +20.3%
   Net Assets, End of Period (In Thousands)                        $17,892      $13,347
   Ratio of Expenses to Average Net Assets without
     Waivers and Absorptions                                          0.5%         1.5%
   Ratio of Expenses to Average Net Assets                            0.3%         0.0%
   Ratio of Net Investment Income to Average Net Assets               3.7%         3.7%
   Portfolio Turnover Rate                                           33.4%        53.7%

STRONG MODERATE PORTFOLIO
---------------------------------------------------------------------------------------
                                                                       Year Ended
                                                                  ---------------------
                                                                  Dec. 31,     Dec. 31,
Selected Per-Share Data/(a)/                                        2000         1999
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $12.08       $10.00

Income From Investment Operations:
   Net Investment Income                                            0.26         0.17
   Net Realized and Unrealized Gains (Losses) on Investments       (0.47)        2.49
---------------------------------------------------------------------------------------
   Total from Investment Operations                                (0.21)        2.66

Less Distributions:
   From Net Investment Income                                      (0.53)       (0.16)
   From Net Realized Gains                                         (0.09)       (0.42)
---------------------------------------------------------------------------------------
   Total Distributions                                             (0.62)       (0.58)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $11.25       $12.08
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and Supplemental Data
---------------------------------------------------------------------------------------
   Total Return                                                     -1.8%      +26.7%
   Net Assets, End of Period (In Thousands)                       $51,915     $26,606
   Ratio of Expenses to Average Net Assets without
     Waivers and Absorptions                                         0.4%        0.6%
   Ratio of Expenses to Average Net Assets                           0.3%        0.0%
   Ratio of Net Investment Income to Average Net Assets              2.4%        2.3%
   Portfolio Turnover Rate                                          18.0%       35.0%

(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------

STRONG AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                      Year Ended
                                                                  ---------------------
                                                                  Dec. 31,     Dec. 31,
Selected Per-Share Data/(a)/                                        2000         1999
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $13.08      $10.00
Income From Investment Operations:
   Net Investment Income                                            0.12         0.09
   Net Realized and Unrealized Gains (Losses) on Investments       (0.81)        3.69
---------------------------------------------------------------------------------------
   Total from Investment Operations                                (0.69)        3.78

Less Distributions:
   From Net Investment Income                                      (0.52)       (0.07)
   From Net Realized Gains                                         (0.02)       (0.63)
---------------------------------------------------------------------------------------
   Total Distributions                                             (0.54)       (0.70)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $11.85       $13.08
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and Supplemental Data
---------------------------------------------------------------------------------------
   Total Return                                                     -5.3%       +37.8%
   Net Assets, End of Period (In Thousands)                       $25,321       $9,038
   Ratio of Expenses to Average Net Assets without
     Waivers and Absorptions                                         0.6%         1.6%
   Ratio of Expenses to Average Net Assets                           0.3%         0.0%
   Ratio of Net Investment Income to Average Net Assets              1.1%         1.1%
   Portfolio Turnover Rate                                          14.0%        18.5%

(a) Information presented relates to a share of capital stock of the Portfolio outstanding for the entire period.

                      See Notes to Financial Statements.


REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Strong Life Stage Series, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strong Aggressive Portfolio, Strong Conservative Portfolio and Strong Moderate Portfolio (all three of the portfolios constituting Strong Life Stage Series, Inc.) (herein referred to as the "Strong Life Stage Series Portfolios"), at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Strong Life Stage Series Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 30, 2001

                                   Directors

                               Richard S. Strong
                                Willie D. Davis
                                Stanley Kritzik
                                 Neal Malicky
                               Marvin E. Nevins
                                William F. Vogt

                                   Officers

                   Richard S. Strong, Chairman of the Board
             Elizabeth N. Cohernour, Vice President and Secretary
          Cathleen A. Ebacher, Vice President and Assistant Secretary
          Susan A. Hollister, Vice President and Assistant Secretary
                      Dennis A. Wallestad, Vice President
                       Thomas M. Zoeller, Vice President
                           John W. Widmer, Treasurer
                     Rhonda K. Haight, Assistant Treasurer

                                  Distributor

                           Strong Investments, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                                   Custodian

                              Firstar Bank, N.A.
                   P.O. Box 701, Milwaukee, Wisconsin 53201

                 Transfer Agent and Dividend-Disbursing Agent

                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201

                            Independent Accountants

                          PricewaterhouseCoopers LLP
             100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                 Legal Counsel

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

     For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities offered through Strong Investments, Inc. RT10159-0101 B


     STRONG INVESTMENTS

     P.O. Box 2936   |   Milwaukee, WI 53201
     www.Strong.com



     To order a free prospectus kit, call
     1-800-368-1030

     To learn more about our funds, discuss an existing account, or conduct a transaction, call
     1-800-368-3863

     If you are a Financial Professional, call
     1-800-368-1683


     Visit our web site at
     www.strong.com




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